Redeemable Convertible and Convertible Preferred Stock - Schedule of Convertible Preferred Stock After Reorganization (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Temporary equity shares authorized	86,362,798	32,909,358
Preferred Stock Issued And Outstanding	86,062,799	32,374,000
Total redeemable convertible preferred stock	$ 138,516	$ 72,003
Temporary equity liquidation preference	134,665	75,811
Common Stock Issuable Upon Conversion	$ 20,349,223	$ 7,797,805
Series A Preferred Stock
Temporary Equity [Line Items]
Temporary equity shares authorized	2,304,815	2,444,815
Preferred Stock Issued And Outstanding	2,304,815	2,304,815
Total redeemable convertible preferred stock	$ 4,656	$ 5,550
Temporary equity liquidation preference	4,801	9,358
Common Stock Issuable Upon Conversion	$ 768,195	$ 768,195
Series B-1 Preferred Stock
Temporary Equity [Line Items]
Temporary equity shares authorized	14,921,676
Preferred Stock Issued And Outstanding	14,921,676
Total redeemable convertible preferred stock	$ 20,907
Temporary equity liquidation preference	18,942
Common Stock Issuable Upon Conversion	$ 3,488,407
Series B-2 Preferred Stock
Temporary Equity [Line Items]
Temporary equity shares authorized	8,790,249
Preferred Stock Issued And Outstanding	8,790,249
Total redeemable convertible preferred stock	$ 12,272
Temporary equity liquidation preference	10,626
Common Stock Issuable Upon Conversion	$ 2,054,993
Series B3 Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity shares authorized	299,999
Series C1 Preferred Shares
Temporary Equity [Line Items]
Temporary equity shares authorized	6,452,619
Preferred Stock Issued And Outstanding	6,452,619
Total redeemable convertible preferred stock	$ 385
Common Stock Issuable Upon Conversion	$ 1,508,503
Series D Preferred Stock
Temporary Equity [Line Items]
Temporary equity shares authorized	53,593,440
Preferred Stock Issued And Outstanding	53,593,440
Total redeemable convertible preferred stock	$ 100,296
Temporary equity liquidation preference	100,296
Common Stock Issuable Upon Conversion	$ 12,529,125